INTEGRITY MID-NORTH AMERICAN RESOURCES FUND
Schedule of Investments April 30, 2023 (unaudited)
		Fair
	Shares	Value
COMMON STOCKS (97.9%)

Consumer Staples (1.0%)
*Darling Ingredients Inc	23,000	$1,370,110

Energy (85.1%)
*Antero Resources Corp	50,000	1,149,500
BP PLC ADR	98,000	3,947,440
Baker Hughes a GE Co	30,000	877,200
Coterra EnerCoterra Energy Inc	45,000	1,152,000
Cactus Inc	87,000	3,521,760
ChampionX Corp	120,000	3,249,600
Cheniere Energy Inc	71,000	10,863,000
Devon Energy Corp	60,000	3,205,800
Diamondback Energy Inc	70,000	9,954,000
EOG Resources Inc	18,000	2,150,460
Enbridge Inc	139,000	5,526,640
Excelerate Energy Inc	80,000	1,720,000
Exxon Mobil Corp	30,000	3,550,200
Halliburton Co	150,000	4,912,500
Marathon Oil Corp	200,000	4,832,000
Marathon Petroleum Corp	7,000	854,000
New Fortress Energy Inc	98,000	2,968,420
*NexTier Oilfield Solutions Inc	780,000	6,302,400
Ovintiv Inc	70,000	2,525,600
Patterson UTI Energy Inc	110,000	1,230,900
Pembina Pipeline Corp	60,000	1,975,800
Permian Resources Corp	300,000	3,135,000
Phillips 66	31,000	3,069,000
Pioneer Natural Resources Co	20,000	4,351,000
*ProFrac Holding Corp	145,000	1,624,000
Shell PLC ADR	80,000	4,958,400
Solaris Oilfield Infrastructure Inc	140,000	1,075,200
Targa Resources Corp	102,000	7,704,060
TransCanada Corp	70,000	2,907,800
Tenaris SA ADR	190,000	5,454,900
Valero Energy Corp	13,000	1,490,710
		112,239,290
Industrials (4.0%)
*Array Technologies Inc	110,000	2,249,500
*Generac Holdings Inc	16,000	1,635,520
*Plug Power Inc	28,000	252,840
*Shoals Technologies Group Inc	54,000	1,128,060
		5,265,920
Information Technologies (2.1%)
*Enphase Energy Inc	9,000	1,477,800
SolarEdge Technologies Inc	4,500	1,285,335
		2,763,135
Materials (4.4%)
Celanese Corp	11,000	1,168,640
Olin Corp	84,000	4,653,600
		5,822,240
Utilities (1.3%)
*Sunnova Energy International Inc	92,000	1,652,320

TOTAL COMMON STOCKS (COST: $116,544,226)		$129,113,015

SHORT-TERM INVESTMENTS (2.2%)
Morgan Stanley Institutional Liquidity Fund, 4.78% (a)	2,897,029	2,897,029
TOTAL SHORT-TERM INVESTMENTS (Cost $2,897,029)		$2,897,029

TOTAL INVESTMENTS (Cost $119,441,255 ) (100.1)		132,010,044

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		$(92,331)

NET ASSETS (100.0%)		$131,917,713

*Non-income producing
PLC - Public Limited Company
ADR - American Depositary Receipt
(a) Seven day yield as of April 30, 2023

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2023 the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
Integrity Mid-North American Resources Fund
Investments at cost	$119,441,255
Unrealized appreciation	23,654,071
Unrealized depreciation	(11,085,282)
Net unrealized appreciation (depreciation)*	$12,568,789

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2023:

Integrity Mid-North American Resources Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$129,113,015	$0	$0	$129,113,015
Short-Term Investments	2,897,029	0	0	2,897,029
Total	$132,010,044	$0	$0	$132,010,044